Investments - Summary of Equity Method Investments (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	₨ 10,572	₨ 9,297
Ensono Holdings, LLC [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	2,665	2,733
TLV Partners [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	804	567
Immuta, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	714
Tricentis Corporation [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	674	588
IntSights Cyber Intelligence Limited [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	620	641
Vectra Networks, Inc [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	562	582
Incorta Inc, Ltd. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	512	529
YugaByte, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	494
Tradeshift Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	367	510
Harte Hanks Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	319	119
Vicarious FPC, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	309	244
TLV Partners II, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	295	190
Avaamo Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	252	260
B Capital Fund II, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	220	118
Vulcan Cyber Ltd. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	219
CyCognito [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	216	99
Moogsoft (Herd) Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	179	227
Work-Bench Ventures II-A, LP [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	170	118
Boldstart Ventures IV, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	156	49
Sealights Technologies Ltd [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	146	151
CloudKnox Security Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	146	151
Headspin Inc [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	140	849
Glilot Capital Partners III L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	87	28
Boldstart Opportunities II, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	79
TLV Partners III, L,P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	73	14
Wep Peripherals Ltd. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	60	68
Altizon Systems Private Limited [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	38	38
Wep Solutions Limited [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	26	27
Drivestream India Private Limited [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	19	19
Work-Bench Ventures III-A, LP [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	₨ 11
CloudGenix [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income		₨ 378